Summary of Significant Accounting Policies (Summarized Operations of VIEs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Net revenue	$ 8,583,642	$ 13,141,905	$ 14,114,803
Net profit (loss)	(10,727,642)	(34,427,734)	(9,491,138)
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Net revenue	8,850,824	14,483,007	13,956,477
Net profit (loss)	$ (910,807)	$ 4,746,859	$ (1,331,497)